UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, Illinois  60611

13F File Number:  28-11157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

     Andrew Bluhm     Chicago, Illinois     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $68,541 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAG PHARMACEUTICALS INC       COM              00163U106      260     2000 SH  CALL SOLE                     2000
AMAG PHARMACEUTICALS INC       COM              00163U106     3442   200000 SH       SOLE                   200000
APPLE INC                      COM              037833100     4466     1500 SH  CALL SOLE                     1500
BANK OF AMERICA CORPORATION    COM              060505104     1065    10000 SH  CALL SOLE                    10000
BANK OF AMERICA CORPORATION    *W EXP 01/16/201 060505146     3245   500000 SH       SOLE                   500000
BAXTER INTL INC                COM              071813109      935     2000 SH  CALL SOLE                     2000
BROOKDALE SR LIVING INC        COM              112463104      880     5000 SH  CALL SOLE                     5000
CAPITALSOURCE INC              COM              14055X102     5340  1000000 SH       SOLE                  1000000
CITIGROUP INC                  COM              172967101     1360    40000 SH  CALL SOLE                    40000
CVS CAREMARK CORPORATION       COM              126650100     1530     3000 SH  CALL SOLE                     3000
GOOGLE INC                     CL A             38259P508     3488      900 SH  CALL SOLE                      900
HARRIS CORP DEL                COM              413875105      465     1500 SH  CALL SOLE                     1500
HASBRO INC                     COM              418056107     1620     2000 SH  CALL SOLE                     2000
HUMAN GENOME SCIENCES INC      COM              444903108     1130     2000 SH  CALL SOLE                     2000
ISHARES TR                     RUSSELL 2000     464287655     3143     7500 SH  CALL SOLE                     7500
ISHARES TR                     RUSSELL 2000     464287655     4850    55000 SH  PUT  SOLE                    55000
JINGWEI INTL LTD               COM              47759G108       40    30000 SH       SOLE                    30000
JONES APPAREL GROUP INC        COM              480074103      530     2000 SH  CALL SOLE                     2000
M & F WORLDWIDE CORP           COM              552541104     5884   241640 SH       SOLE                   241640
MYRIAD GENETICS INC            COM              62855J104      160     1000 SH  CALL SOLE                     1000
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106      648      400 SH  CALL SOLE                      400
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     1270    10000 SH  PUT  SOLE                    10000
SAVIENT PHARMACEUTICALS INC    COM              80517Q100    17871  1462714 SH       SOLE                  1462714
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     2450    40000 SH  PUT  SOLE                    40000
UNION PAC CORP                 COM              907818108     2165     2000 SH  CALL SOLE                     2000
VIVUS INC                      COM              928551100      304     2000 SH  CALL SOLE                     2000